Borrowings - Maximum aggregate balance of federal funds purchased and repurchase agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Maximum aggregate balance outstanding at any month-end	$ 281,833	$ 401,606
Average montly aggregate balance outstanding	$ 222,565	$ 330,585
Weighted average interest rate for the year	2.64%	2.01%
Weighted average interest rate at December 31	2.50%	2.44%